Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	ck0000789388
Entity Registrant Name	SUNGARD DATA SYSTEMS INC
Entity Central Index Key	0000789388
Entity Filer Category	Non-accelerated Filer